Share-based compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 01, 2023 USD ($)	Nov. 07, 2022 shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Disclosure Of Share Based Payment Arrangements [Line Items]
Risk free interest rate			4.39%	3.83%
Volatility rate			56.99%	55.68%
Unamortized compensation costs			$ 16,669	$ 16,538	$ 26,997
Estimated weighted average remaining period for cost recognition			1 year 10 months 2 days
Total expense related to share based compensation plan			$ 19,071	12,390	18,857
Stock based compensation recorded in reserve			(19,685)	(12,753)	(19,585)
Incremental fair value granted, modified share-based payment arrangements	$ 131
Expense from share based payment transactions tax benefit from compensation expenses			13,847	3,987
Capital reserve [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Stock based compensation recorded in reserve			$ 13,776	$ 12,066	$ 8,736
Bottom of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares				$ 4.4
Top of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares			$ 5.12
Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares			1,653,000	3,910,000	1,799,000
Number of share options outstanding in share-based payment arrangement | shares			9,896,000	9,714,000	8,809,000	9,678,000
Pre IPO Plans [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares		2,600,000
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Unamortized compensation costs			$ 73,336	$ 1,026
Estimated weighted average remaining period for cost recognition			1 year 6 months 21 days
Total expense related to share based compensation plan			$ 615	363
Expense from share based payment transactions tax benefit from compensation expenses			184	175
Loja Integrada Share Based Compensation Plan [Member] | Capital reserve [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Stock based compensation recorded in reserve			$ 421	$ 581
Loja Integrada Share Based Compensation Plan [Member] | Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares			0	0	23,570
Number of share options outstanding in share-based payment arrangement | shares			8,420	8,420	23,570	0
Plan Share Reserve [Member] | Class A Common Stock [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		2,600,000
2021 Share Plan [Member] | Class A Common Stock [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of shares outstanding | shares			439,434
Automatically renews the outstanding share capital			1.80%
2021 Share Plan [Member] | Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of share options outstanding in share-based payment arrangement | shares			4,951,689
2021 Share Plan [Member] | Restricted Share Unit [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of share options outstanding in share-based payment arrangement | shares			2,879,265